Vanguard® STAR® Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.7%)
Vanguard WindsorTM II Fund Investor Shares	68,001,533	3,202,872
Vanguard U.S. Growth Fund Investor Shares	35,089,256	2,802,228
Vanguard Windsor Fund Investor Shares	86,831,144	1,846,898
Vanguard PRIMECAP Fund Investor Shares	8,477,137	1,465,612
Vanguard Dividend Growth Fund Investor Shares	23,997,631	860,315
		10,177,925
International Stock Funds (19.0%)
Vanguard International Core Stock Fund Investor Shares	94,849,235	1,447,399
Vanguard International Value Fund Investor Shares	33,538,514	1,441,821
Vanguard International Growth Fund Investor Shares	39,986,250	1,433,907
		4,323,127
U.S. Bond Fund (36.3%)
[1] Vanguard STAR Core-Plus Bond Fund Institutional Shares	825,774,603	8,275,085
Total Investment Companies (Cost $14,497,440)		22,776,137
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 4.367% (Cost $367)	3,666	367
Total Investments (100.0%) (Cost $14,497,807)		22,776,504
Other Assets and Liabilities—Net (0.0%)		(1,527)
Net Assets (100%)		22,774,977
Cost is in $000.
1	Represents a wholly owned fund.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at July 31, 2025.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2025 Market Value ($000)
Vanguard Dividend Growth Fund	—	830,022	173	2	30,464	6,003	—	860,315
Vanguard Explorer Fund	906,928	54,500	843,250	421,785	(539,963)	3,548	50,952	—
Vanguard GNMA Fund	2,869,121	35,158	2,923,570	(310,834)	330,125	38,566	—	—
Vanguard International Core Stock Fund	—	1,341,482	283	2	106,198	—	—	1,447,399
Vanguard International Growth Fund	2,202,277	189,191	926,724	229,646	(260,483)	16,155	173,037	1,433,907
Vanguard International Value Fund	2,147,379	162,409	864,879	207,643	(210,731)	54,427	107,982	1,441,821
Vanguard Long-Term Investment-Grade Fund	2,800,618	45,256	2,773,514	(611,147)	538,787	49,713	—	—
Vanguard Market Liquidity Fund	1	NA1	NA1	(9)	—	54	—	367
Vanguard PRIMECAP Fund	1,386,254	151,696	101,193	4,806	24,049	12,571	73,711	1,465,612
Vanguard Short-Term Investment-Grade Fund	2,919,145	41,822	2,969,730	(40,218)	48,981	45,917	—	—
Vanguard STAR Core-Plus Bond Fund[2]	—	8,835,175	580,904	3,351	17,463	150,296	—	8,275,085
Vanguard U.S. Growth Fund	2,791,075	410,271	853,934	369,561	85,255	5,209	116,535	2,802,228
Vanguard Windsor Fund	1,836,912	277,441	108,135	9,623	(168,943)	37,307	164,630	1,846,898
Vanguard Windsor II Fund	3,321,357	352,660	390,032	32,255	(113,368)	51,790	264,389	3,202,872
Total	23,181,067	12,727,083	13,336,321	316,466	(112,166)	471,556	951,236	22,776,504
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Wholly owned fund.